Financial instruments	12 Months Ended
Dec. 31, 2023
Financial instruments
Financial instruments

17. Financial instruments

Classification of financial instruments

The following table summarizes the carrying value relating to Vermilion’s financial instruments:

	As at Dec 31, 2023				As at Dec 31, 2022
			Amortized				Amortized
($M)	FVTPL	FVTOCI	Cost	Total	FVTPL	FVTOCI	Cost	Total
Cash and cash equivalents	141,456	—	—	141,456	13,836	—	—	13,836
Derivative assets	389,899	—	—	389,899	295,441	—	—	295,441
Investment in securities	—	73,261	—	73,261	—	56,366	—	56,366
Derivative liabilities	(21,782)	—	—	(21,782)	(55,845)	—	—	(55,845)
Accounts receivable	—	—	242,926	242,926	—	—	373,651	373,651
Accounts payable and accrued liabilities	—	—	(380,370)	(380,370)	—	—	(481,444)	(481,444)
Dividends payable	—	—	(16,227)	(16,227)	—	—	(13,058)	(13,058)
Lease obligations	—	—	(33,001)	(33,001)	—	—	(51,507)	(51,507)
Long-term debt (1)	—	—	(914,015)	(914,015)	—	—	(1,081,351)	(1,081,351)

(1)	The carrying value of the above equals fair value except for long-term debt. The fair value of long-term debt was $904,418 (2022 - $1,035,671).

The carrying value of accounts receivable, accounts payable and accrued liabilities, dividends payable and lease obligations are a reasonable approximation of their fair value due to the short maturity of these financial instruments.  The carrying value of long-term debt outstanding on the revolving credit facility approximates its fair value due to the use of short-term borrowing instruments at market rates of interest.

Fair value measurements are categorized into a fair value hierarchy based on the lowest level input that is significant to the fair value measurement:

●	Level 1 inputs are determined by reference to unadjusted quoted prices in active markets for identical assets or liabilities. Inputs used in fair value measurement of cash and cash equivalents , investment in securities, the revolving credit facility, and the senior unsecured notes are categorized as Level 1.
●	Level 2 inputs are determined based on inputs other than unadjusted quoted prices that are observable, either directly or indirectly. The fair value of Vermilion’s derivative assets and liabilities are determined using pricing models that incorporate future price forecasts (supported by prices from observable market transactions) and credit risk adjustments.
●	Level 3 inputs are not based on observable market data. Vermilion does not have any financial instruments classified as Level 3.

There were no transfers between levels in the hierarchy in the years ended December 31, 2023 and 2022.

Nature and extent of risks associated with financial instruments

Vermilion is exposed to financial risks from its financial instruments. These financial risks include: market risk (includes commodity price risk, interest rate risk, and currency risk), credit risk, and liquidity risk.

Commodity price risk

Vermilion is exposed to commodity price risk on its derivative assets and liabilities which are used as part of the Company’s risk management program to mitigate the effects of changes in commodity prices on future cash flows. While transactions of this nature relate to future petroleum and natural gas production, Vermilion does not designate these derivative assets and liabilities as accounting hedges. As such, changes in commodity prices impact the fair value of derivative instruments and the corresponding gains or losses recognized on derivative instruments.

Currency risk

Vermilion is exposed to currency risk on its financial instruments denominated in foreign currencies. These financial instruments include cash and cash equivalents, accounts receivables, accounts payables, lease obligations, long-term debt, derivative assets and derivative liabilities. These financial instruments are primarily denominated in the US dollar and the Euro. Vermilion monitors its exposure to currency risk and reviews whether the use of derivative financial instruments is appropriate to manage potential fluctuations in foreign exchange rates.

Interest rate risk

Vermilion is exposed to interest rate risk on its revolving credit facility, which consists of short-term borrowing instruments that bear interest at market rates. Thus, changes in interest rates could result in an increase or decrease in the amount paid by Vermilion to service this debt.

The following table summarizes the increase (positive values) or decrease (negative values) to net (loss) earnings before tax due to a change in the value of Vermilion’s financial instruments as a result of a change in the relevant market risk variable. This analysis does not attempt to reflect any interdependencies between the relevant risk variables.

($M)	Dec 31, 2023	Dec 31, 2022
Currency risk - Euro to Canadian dollar
$0.01 increase in strength of the Canadian dollar against the Euro	5,855	5,640
$0.01 decrease in strength of the Canadian dollar against the Euro	(5,855)	(5,640)

Currency risk - US dollar to Canadian dollar
$0.01 increase in strength of the Canadian dollar against the US $	6,816	5,441
$0.01 decrease in strength of the Canadian dollar against the US $	(6,816)	(5,441)

Commodity price risk - Crude oil
US $5.00/bbl increase in crude oil price used to determine the fair value of derivatives	(27,573)	—
US $5.00/bbl decrease in crude oil price used to determine the fair value of derivatives	27,573	—

Commodity price risk - European natural gas
€ 5.0/GJ increase in European natural gas price used to determine the fair value of derivatives	(256,731)	(88,524)
€ 5.0/GJ decrease in European natural gas price used to determine the fair value of derivatives	262,862	91,828

Share price risk - Equity swaps
$1.00 increase from initial share price of the equity swap	3,750	3,750
$1.00 decrease from initial share price of the equity swap	(3,750)	(3,750)

Credit risk

Vermilion is exposed to credit risk on accounts receivable and derivative assets in the event that customers, joint operation partners, or counterparties fail to discharge their contractual obligations. As at December 31, 2023, Vermilion’s maximum exposure to receivable credit risk was $632.8 million (December 31, 2022 - $669.1 million) which is the value of accounts receivable and derivative assets on the balance sheet.

Vermilion’s accounts receivable primarily relates to customers and joint operations partners in the petroleum and natural gas industry. These amounts are subject to normal industry payment terms and credit risks. Vermilion manages these risks by monitoring the creditworthiness of customers and joint operations partners and, where appropriate, obtaining assurances such as parental guarantees and letters of credit. Vermilion determines the lifetime expected credit losses recognized on accounts receivable using a provision matrix. In preparing the provision matrix, the Company takes into account historical credit loss experience based on the aging of accounts receivable, adjusted as necessary for current and future petroleum and natural gas prices to the extent that changes in pricing may negatively impact the Company’s customers and joint operations partners. The lifetime expected credit losses on accounts receivable as at December 31, 2023 and 2022 is not material. As at the balance sheet date, approximately 3.7% (2022 –0.5%) of the accounts receivable balance was outstanding for more than 90 days. Vermilion considers the balance of accounts receivable to be collectible.

Vermilion’s derivative assets primarily relates to the fair value of financial instruments used as part of the Company’s risk management program to mitigate the effects of changes in commodity prices on future cash flows. Vermilion manages this risk by monitoring the creditworthiness of counterparties, transacting primarily with counterparties that have investment grade third party credit ratings, and by limiting the concentration of financial exposure to individual counterparties. As a result, Vermilion has not obtained collateral or other security to support its financial derivatives.

Vermilion’s cash deposited in financial institutions and guaranteed investment certificates are also subject to counterparty credit risk. Vermilion mitigates this risk by transacting with financial institutions with high third party credit ratings.

Liquidity risk

Liquidity risk is the risk that Vermilion will encounter difficulty in meeting obligations associated with its financial liabilities. Vermilion does not consider this to be a significant risk as its financial position and available committed borrowing facility provide significant financial flexibility and allow Vermilion to meet its obligations as they come due.

The following table summarizes Vermilion’s undiscounted non-derivative financial liabilities and their contractual maturities:

		1 month to	3 months to	1 year to
($M)	1 month	3 months	1 year	5 years
December 31, 2023	134,381	235,396	26,820	430,993
December 31, 2022	192,572	278,520	23,412	607,796